Summary of Stock Option Activity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of year	905,599
Options exercised	(11,388)	(1,796)
Options forfeited	(41,166)
Options outstanding at end of year	853,045	905,599
Options exercisable at end of year	499,096
Options outstanding at beginning of year, Weighted Average Exercise Price	$ 10.73
Options exercised, Weighted Average Exercise Price	$ 8.22
Options forfeited, Weighted Average Exercise Price	$ 10.55
Options outstanding at end of year, Weighted Average Exercise Price	$ 10.78	$ 10.73
Options exercisable at end of year, Weighted Average Exercise Price	$ 10.95
Options outstanding at end of year, Weighted Average Remaining Contractual Term	5 years 4 months 12 days
Options exercisable at end of year, Weighted Average Remaining Contractual Term	3 years 2 months 6 days
Options outstanding, Intrinsic Value	$ 1,100
Options Exercisable, Intrinsic Value	$ 604